Intangible assets - Impairment testing (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash-generating units
Assumed growth rate	2.25%
Pre-tax discount rate	9.00%
Thanachart Fund Management Co., Ltd.
Cash-generating units
Period of discounted cash flow valuation	10 years
TMB Asset Management Co., Ltd.
Cash-generating units
Period of discounted cash flow valuation	3 years
Assumed growth rate		2.25%
Pre-tax discount rate		9.00%